Schooner Fund (Prospectus Summary) | Schooner Fund
Schooner Fund
Investment Objective.
The primary investment objective of the Schooner Fund (the "Fund") is long-term capital appreciation with the generation of moderate current income.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and under "Shareholder Information - Class A Shares"
on page 12, below, and under "Additional Purchase and Redemption Information -
Class A Shares" on page 35 of the Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Schooner Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 12 months of purchase)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Schooner Fund		Class A Shares	Class I Shares
Management Fees		1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%	none
Dividends and Interest Expense on Short Positions	[1]	0.01%	0.01%
Remainder of Other Expenses	[1]	0.46%	0.46%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses	[2]	1.99%	1.74%
Plus Expense Recoupment		0.0003	0.0003
Total Annual Fund Operating Expenses After Expense Recoupment	[3]	2.02%	1.77%
[1]	Because Class I shares are new, Other Expenses are estimated based on Other Expenses for Class A shares of the Fund for the fiscal year ended May 31, 2012.
[2]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which does not include Acquired Fund Fees and Expenses.
[3]	Effective September 28, 2011, pursuant to an operating expenses limitation agreement between the Fund's investment advisor, Schooner Investment Group, LLC (the "Advisor") and the Fund, (as amended effective May 30, 2012), the Advisor has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of interest and tax expenses, brokerage commissions, extraordinary and non-recurring expenses and acquired fund fees and expenses and dividends on short positions) do not exceed 1.99% and 1.74% of the Fund's average net assets, for the Class A shares and the Class I shares, respectively, through at least September 28, 2022. This operating expense limitation agreement may be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Advisor is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund's expenses described herein. These expenses are restated to reflect the current expense limitation and do not correlate to the Financial Highlights which reflects the former expense limitation of 2.00%.

Example.
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected through September 28, 2022.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Schooner Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A Shares	670	1,078	1,511	2,712
Class I Shares	180	557	959	2,084

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, and potentially higher taxes, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 92.02% of the average value of its portfolio.
Principal Investment Strategies.
The Fund seeks to achieve its investment objective by investing in equity securities of U.S. companies with large market capitalizations ("large-cap companies"), including: common and preferred stocks; convertible securities;
warrants; rights; and single issuer equity call option securities. The Fund considers large-cap companies to be those companies with market capitalizations of $5 billion or more.

The Fund may invest up to 50% of its net assets in various types of fixed income securities, including convertible debt securities and bonds, including zero coupon bonds and bonds that are rated below investment grade, commonly known as
"junk bonds." The Fund's investments in fixed income securities will generally include bonds with an average term to maturity ranging from 2 to 10 years.

To the extent deemed necessary or appropriate by the Advisor for the efficient management of the Fund's investment portfolio and/or for the protection of investment principal from risks of market volatility, the Fund may also invest a portion of its assets in derivative instruments as a substitute for taking positions in equity securities or to reduce exposure to other risks. The Fund will write call options with strike prices and expiration dates designed to reduce the volatility of the Fund's investment portfolio and to earn premium income. The Fund may also occasionally purchase both index call and put options or futures contracts to achieve what the Advisor believes to be an appropriate blend for the current market.

The Fund attempts to keep a consistent balance between risk and reward over the course of different market cycles and volatility regimes through various combinations of stocks, convertible securities, and writing (selling) single issuer equity call options to achieve what the Advisor believes to be an appropriate blend for the current market. As the market environment changes, the Fund's portfolio securities may change in an attempt to achieve a relatively consistent risk level over time. The Adviser may engage in active trading of the
Fund's portfolio investments to achieve the Fund's investment objective.

The Advisor uses an intensive qualitative and quantitative research process to identify companies that, in the view of Advisor, have the potential to generate a consistent and sustainable high return on capital and have strong growth prospects. This process is sensitive to changes in a company's fundamentals
(earnings, earnings valuation, earnings quality, investor sentiment, management and stock prices) as well as underlying technical factors (relative strength index, estimated volatility of stock prices and volume trends). Additionally, the Advisor will generally consider only securities that it believes to be liquid, aiming to ensure that liquidity risks remain at a relatively low level.

The Fund's investment strategy suggests the sale of a security if: the aggregate weight of the security is in excess of 5% of the Fund's assets; the security is deemed to be overvalued by the Advisor, using the investment process described above; the security has deteriorating fundamentals; or a more attractive investment opportunity exists.
Principal Risks.
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the
Fund. The principal risks of investing in the Fund are:

·  Management Risk. The risk that strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

·  General Market Risk. The risk that the value of the Fund's shares will fluctuate based on the performance of the Fund's investments and other factors affecting the securities markets generally.

·  Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

·  Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful smaller companies, especially during extended periods of economic expansion.

·  Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

·  Options and Futures Risk. Options and futures may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an option or future may not correlate perfectly to the underlying securities index or overall securities markets.

·  Tax Risk. Call option premiums received by the Fund will be recognized upon the exercise, lapse, sale or other disposition of the option and generally will be treated for federal income tax purposes as short-term capital gain or loss. The Fund's transactions in options are subject to special tax rules, the effect of which may have adverse tax consequences for the Fund, and which may result in adverse tax consequences for the Fund's shareholders. An investor in the Fund should consult his or her tax adviser to determine the suitability of the Fund as an investment and the tax treatment of Fund distributions.

·  Debt Securities Risk. Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund. Investments in debt securities include credit risk, which is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that a bond issuer may "call," or repay, its high yielding bonds before their maturity dates.
   Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Rising interest rates could cause prepayments of the obligation to decrease, extending the life of debt securities with lower payment rates. This is known as extension risk. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

·  Below-Investment Grade Debt Securities ("junk bonds") Risk. Although junk bonds generally pay higher rates of interest than higher-rated securities, they are subject to a greater risk of loss of income and principal. Junk bonds are subject to greater credit risk than higher-grade securities and have a higher risk of default. Companies issuing high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

·  High Portfolio Turnover Rate Risk. A high portfolio turnover rate (100% or more)
   has the potential to result in increased brokerage transaction costs, which may lower the Fund's returns. Furthermore, a high portfolio turnover rate may result in the realization by the Fund, and distribution to shareholders, of a greater amount of short-term capital gains than if the Fund had a low portfolio turnover rate. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws. This may mean that you could have a higher tax liability and a lower net return from the Fund.
Performance.
The performance information below demonstrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how a Fund's average annual total returns for one year and since inception compare with those of a broad measure of market performance. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.schoonermutualfunds.com or by calling toll-free at 866-724-5997.
Calendar Year Return as of 12/31/11 Class A Shares	[1],[2]

The Fund's calendar year-to-date return as of June 30, 2012 was 4.00%. During the period shown in the bar chart, the best performance for a quarter was 13.67%
(for the quarter ended June 30, 2009). The worst performance was -7.63% (for the quarter ended September 30, 2011).
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Schooner Fund	Label		1 Year	Since Inception	Inception Date
Class A Shares	Return Before Taxes	[1]	(2.24%)	5.10%	Aug. 29, 2008
Class A Shares After Taxes on Distributions	Return After Taxes on Distributions	[1]	(2.41%)	4.62%	Aug. 29, 2008
Class A Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	[1]	(1.23%)	4.23%	Aug. 29, 2008
S&P 500 Index®	S&P 500 Index® (reflects no deduction for fees, expenses or taxes)		2.11%	1.66%	Aug. 29, 2008
[1]	Because the Class I shares are new, the Average Annual Total Returns shown are for Class A shares of the Fund. Class I shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses including sales charges (load) applicable to Class A shares. Class I shares do not have a sales charge (load) or 12b-1 fee.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k)
plans or Individual Retirement Accounts ("IRAs"). In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may
be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

[1]	Because the Class I shares are new, the returns shown in the bar chart are for Class A shares of the Fund. Class I shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses including sales charges (load) applicable to Class A shares. Class I shares do not have a sales charge (load) or 12b-1 fee.
[2]	Sales loads are not reflected in the bar chart and the best and worst quarterly returns. If sales loads were reflected, the returns shown would have been lower.